Consolidated Statements of Cash Flows (Parenthetical) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Cash, cash equivalents and restricted cash consists of:
Cash	$ 559	$ 302
Short-term investments	8	8
Restricted cash	21	22
Cash, cash equivalents, and restricted cash	$ 588	$ 332